Columbia Integrated Small Cap Growth Fund
First Quarter Report
November 30, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Integrated Small Cap Growth Fund, November 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.7%
Issuer	Shares	Value ($)
Communication Services 4.2%
Diversified Telecommunication Services 1.0%
Bandwidth, Inc., Class A(a)	19,552	278,421
Entertainment 0.6%
Eventbrite, Inc., Class A(a)	64,407	160,374
Interactive Media & Services 1.6%
EverQuote, Inc., Class A(a)	17,280	456,019
Media 1.0%
DoubleVerify Holdings, Inc.(a)	14,657	154,485
Gambling.com Group Ltd.(a)	19,974	113,252
Total		267,737
Total Communication Services		1,162,551
Consumer Discretionary 11.1%
Automobile Components 2.3%
Dorman Products, Inc.(a)	929	122,879
Motorcar Parts of America, Inc.(a)	3,946	52,008
XPEL, Inc.(a)	9,970	463,406
Total		638,293
Diversified Consumer Services 2.9%
American Public Education, Inc.(a)	3,776	131,461
Coursera, Inc.(a)	18,594	147,822
frontdoor, Inc.(a)	2,848	153,593
Udemy, Inc.(a)	26,859	136,444
Universal Technical Institute, Inc.(a)	9,824	226,148
Total		795,468
Hotels, Restaurants & Leisure 2.5%
Life Time Group Holdings, Inc.(a)	13,199	368,516
Rush Street Interactive, Inc.(a)	17,006	313,591
Total		682,107
Specialty Retail 2.7%
Abercrombie & Fitch Co., Class A(a)	1,386	135,648
Urban Outfitters, Inc.(a)	4,465	330,722
Warby Parker, Inc., Class A(a)	14,191	281,124
Total		747,494
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 0.7%
Kontoor Brands, Inc.	2,441	181,488
Total Consumer Discretionary		3,044,850
Consumer Staples 0.8%
Consumer Staples Distribution & Retail 0.1%
Sprouts Farmers Market, Inc.(a)	378	31,680
Food Products 0.7%
Vital Farms, Inc.(a)	5,957	194,794
Total Consumer Staples		226,474
Energy 2.1%
Energy Equipment & Services 1.7%
Helix Energy Solutions Group, Inc.(a)	18,856	125,581
Oceaneering International, Inc.(a)	1,549	37,796
Tidewater, Inc.(a)	5,810	313,856
Total		477,233
Oil, Gas & Consumable Fuels 0.4%
Riley Exploration Permian, Inc.	4,027	110,299
Total Energy		587,532
Financials 10.1%
Banks 2.2%
Axos Financial, Inc.(a)	3,858	317,050
First Business Financial Services, Inc.	5,449	284,547
Total		601,597
Capital Markets 1.0%
Acadian Asset Management, Inc.	5,978	268,054
Consumer Finance 2.2%
FirstCash Holdings, Inc.	1,822	288,623
Regional Management Corp.	8,389	319,118
Total		607,741
Financial Services 3.1%
Flywire Corp.(a)	15,248	213,320
NMI Holdings, Inc., Class A(a)	2,125	81,069
Payoneer Global, Inc.(a)	33,598	194,196
Priority Technology Holdings, Inc.(a)	11,737	68,661

Columbia Integrated Small Cap Growth Fund  | 2025

Portfolio of Investments  (continued)
Columbia Integrated Small Cap Growth Fund, November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Remitly Global, Inc.(a)	10,518	142,466
Stone Co., Ltd., Class A(a)	9,120	153,672
Total		853,384
Insurance 1.6%
Heritage Insurance Holdings, Inc.(a)	2,687	78,057
Palomar Holdings, Inc.(a)	2,071	257,239
Skyward Specialty Insurance Group, Inc.(a)	1,911	93,563
Total		428,859
Total Financials		2,759,635
Health Care 27.2%
Biotechnology 14.4%
Absci Corp.(a)	5,295	16,785
ACADIA Pharmaceuticals, Inc.(a)	5,255	131,585
Annexon, Inc.(a)	17,420	78,390
Apogee Therapeutics, Inc.(a)	716	51,530
Arcellx, Inc.(a)	1,011	73,510
Arcutis Biotherapeutics, Inc.(a)	6,071	186,076
Avidity Biosciences, Inc.(a)	1,057	75,787
Biohaven Ltd.(a)	5,890	59,077
BridgeBio Pharma, Inc.(a)	6,389	460,072
Celcuity, Inc.(a)	1,030	104,174
CG Oncology, Inc.(a)	3,552	159,272
Cytokinetics, Inc.(a)	1,653	112,619
Dynavax Technologies Corp.(a)	3,577	40,670
Ideaya Biosciences, Inc.(a)	2,571	91,579
Insmed, Inc.(a)	2,025	420,734
Janux Therapeutics, Inc.(a)	1,362	46,430
KalVista Pharmaceuticals, Inc.(a)	1,757	25,424
Krystal Biotech, Inc.(a)	496	108,128
Legend Biotech Corp., ADR(a)	2,452	67,945
Madrigal Pharmaceuticals, Inc.(a)	364	217,301
NewAmsterdam Pharma Co. NV(a)	2,709	111,882
Nuvalent, Inc., Class A(a)	1,442	157,683
Olema Pharmaceuticals, Inc.(a)	5,050	143,016
Prime Medicine, Inc.(a)	5,449	20,815
Revolution Medicines, Inc.(a)	3,055	237,557
Rhythm Pharmaceuticals, Inc.(a)	1,618	176,508
Scholar Rock Holding Corp.(a)	1,496	65,914
Soleno Therapeutics, Inc.(a)	1,017	51,308
Common Stocks (continued)
Issuer	Shares	Value ($)
Summit Therapeutics, Inc.(a)	1,656	29,626
Syndax Pharmaceuticals, Inc.(a)	4,511	89,408
Ultragenyx Pharmaceutical, Inc.(a)	1,990	69,152
Vaxcyte, Inc.(a)	3,120	154,783
Viking Therapeutics, Inc.(a)	3,508	129,129
Total		3,963,869
Health Care Equipment & Supplies 6.3%
AtriCure, Inc.(a)	9,884	357,010
AxoGen, Inc.(a)	15,443	442,442
Delcath Systems, Inc.(a)	10,993	106,632
Glaukos Corp.(a)	1,545	164,218
Inspire Medical Systems, Inc.(a)	1,700	211,497
iRhythm Technologies, Inc.(a)	626	117,694
Tactile Systems Technology, Inc.(a)	12,840	330,117
Total		1,729,610
Health Care Providers & Services 4.0%
Alignment Healthcare, Inc.(a)	7,174	137,813
Hims & Hers Health, Inc., Class A(a)	1,870	74,351
LifeStance Health Group, Inc.(a)	25,173	163,624
Option Care Health, Inc.(a)	7,772	241,709
Progyny, Inc.(a)	13,580	358,105
Talkspace, Inc.(a)	38,319	129,518
Total		1,105,120
Health Care Technology 0.9%
Phreesia, Inc.(a)	11,787	241,516
Life Sciences Tools & Services 0.4%
Niagen Bioscience, Inc.(a)	16,589	112,308
Pharmaceuticals 1.2%
Axsome Therapeutics, Inc.(a)	1,024	155,136
Crinetics Pharmaceuticals, Inc.(a)	1,792	81,643
EyePoint Pharmaceuticals, Inc.(a)	5,613	83,241
Total		320,020
Total Health Care		7,472,443
Columbia Integrated Small Cap Growth Fund  | 2025

Portfolio of Investments  (continued)
Columbia Integrated Small Cap Growth Fund, November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 20.7%
Aerospace & Defense 4.2%
Carpenter Technology Corp.	1,138	362,499
Ducommun, Inc.(a)	3,531	323,757
Kratos Defense & Security Solutions, Inc.(a)	6,174	469,841
Total		1,156,097
Construction & Engineering 5.3%
Argan, Inc.	420	165,984
Bowman Consulting Group Ltd.(a)	7,145	258,506
Dycom Industries, Inc.(a)	1,684	608,816
Primoris Services Corp.	3,414	432,076
Total		1,465,382
Electrical Equipment 3.9%
American Superconductor Corp.(a)	6,420	199,598
Bloom Energy Corp., Class A(a)	3,244	354,375
Nextpower, Inc., Class A(a)	5,715	523,608
Total		1,077,581
Machinery 2.5%
SPX Technologies, Inc.(a)	2,323	499,538
Tennant Co.	1,666	121,835
Twin Disc, Inc.	4,041	62,837
Total		684,210
Passenger Airlines 0.2%
Sun Country Airlines Holdings, Inc.(a)	3,605	49,389
Professional Services 3.7%
ExlService Holdings, Inc.(a)	909	36,114
Legalzoom.com, Inc.(a)	34,275	319,786
Planet Labs PBC(a)	18,342	218,270
Upwork, Inc.(a)	22,162	437,478
Total		1,011,648
Trading Companies & Distributors 0.9%
DNOW, Inc.(a)	17,219	240,377
Total Industrials		5,684,684
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 19.7%
Communications Equipment 1.8%
Calix, Inc.(a)	3,682	203,504
Harmonic, Inc.(a)	31,418	300,356
Total		503,860
Electronic Equipment, Instruments & Components 3.2%
Evolv Technologies Holdings, Inc.(a)	9,020	57,638
Fabrinet(a)	1,286	590,801
Itron, Inc.(a)	696	68,932
M-Tron Industries, Inc.(a)	816	42,163
Ouster, Inc.(a)	4,985	114,455
Total		873,989
Semiconductors & Semiconductor Equipment 4.4%
ACM Research, Inc., Class A(a)	3,219	107,547
Ambarella, Inc.(a)	1,296	96,137
Credo Technology Group Holding Ltd.(a)	4,700	834,720
Rambus, Inc.(a)	752	71,869
Rigetti Computing, Inc.(a)	3,723	95,197
Total		1,205,470
Software 9.9%
AvePoint, Inc.(a)	12,295	159,835
Dave, Inc.(a)	821	179,192
Freshworks, Inc., Class A(a)	32,696	396,930
Intapp, Inc.(a)	1,885	81,413
LiveRamp Holdings, Inc.(a)	12,264	353,816
Ooma, Inc.(a)	8,363	94,000
Pagaya Technologies Ltd., Class A(a)	3,758	93,762
Pagerduty, Inc.(a)	10,242	122,904
Semrush Holdings, Inc., Class A(a)	27,351	323,562
Sprinklr, Inc., Class A(a)	24,878	179,868
Sprout Social, Inc., Class A(a)	19,524	194,654
Tenable Holdings, Inc.(a)	6,675	177,021
Viant Technology, Inc., Class A(a)	19,675	208,752
Workiva, Inc., Class A(a)	743	68,772
Yext, Inc.(a)	11,785	99,230
Total		2,733,711

Columbia Integrated Small Cap Growth Fund  | 2025

Portfolio of Investments  (continued)
Columbia Integrated Small Cap Growth Fund, November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 0.4%
IonQ, Inc.(a)	2,011	99,142
Total Information Technology		5,416,172
Materials 1.6%
Metals & Mining 1.6%
Coeur Mining, Inc.(a)	24,722	426,949
Total Materials		426,949
Real Estate 1.2%
Health Care REITs 0.5%
Strawberry Fields REIT, Inc.	10,630	133,194
Retail REITs 0.2%
Tanger, Inc.	1,599	53,694
Specialized REITs 0.5%
Outfront Media, Inc.	5,860	137,886
Total Real Estate		324,774
Total Common Stocks (Cost $20,995,649)		27,106,064

Warrants 0.0%
Issuer	Shares	Value ($)
Health Care 0.0%
Biotechnology 0.0%
Metsera, Inc.(a),(b),(c),(d) 12/31/2222	1,293	5,819
Total Health Care		5,819
Total Warrants (Cost $3,714)		5,819

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.061%(e),(f)	348,544	348,439
Total Money Market Funds (Cost $348,404)		348,439
Total Investments in Securities (Cost: $21,347,767)		27,460,322
Other Assets & Liabilities, Net		(11,357)
Net Assets		27,448,965
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2025, the total value of these securities amounted to $5,819, which represents 0.02% of total net assets.

(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At November 30, 2025, the total market value of these securities amounted to $5,819, which represents 0.02% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Metsera, Inc.	07/14/2025-11/11/2025	1,293	3,714	5,819

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at November 30, 2025.
(f)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.061%
	334,573	5,264,657	(5,250,825)	34	348,439	(135)	5,323	348,544
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Integrated Small Cap Growth Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
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